Consolidated Statements of Cash Flows (Schedule of Components of Net Change in Non-cash Working Capital) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statements of Cash Flows [abstract]
Trade and other receivables	$ (4,911)	$ 491
Inventories	3,305	(3,251)
Prepaid expenses	(36)	(492)
Trade and other payables, including warranty provision	1,815	(1,669)
Deferred revenue	(11)	(461)
Total	$ 162	$ (5,382)